Related Party Transactions	6 Months Ended
Jun. 30, 2020
Related Party Transactions
NOTE 6 - Related Party Transactions

The transactions we have with related parties are compensation arrangements for current compensation, share based compensation and compensation under options compensation to our officers and directors.

Executive officers and directors participate in the Corporation’s stock option plan. Certain Executive officers are covered under the Corporation’s health plan.

Key management personnel compensation is comprised of:

	Three months		Six months
	ended June 30,		ended June 30,
	2020	2019	2020	2019

Salaries	-	-	-	-
Short-term employee benefits	533	552	1,083	1,108
Stock-based compensation	375,172	1,289,679	804,050	1,967,113

	$375,705	$1,290,231	$805,133	1,968,221

Total honorariums to the independent directors of the Corporation for participating in Board and Committee meetings were nil for the period ended June 30, 2020 and 2019, respectively.

Our Chief Financial Officer receives no compensation as an individual and receives no deferred or incentive compensation. We do make payments in the form of contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $295,000 for the period ended June 30, 2020 and $240,000 for the period ended June 30, 2019, respectively.

Our Corporate Legal Counsel receives no compensation as an individual and receives no deferred or incentive compensation. We do make payments in the form of contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $161,821 for the period ended June 30, 2020 and $169,162 for the period ended June 30, 2019, respectively.